Business Combinations - Cost, FV of Assets, Goodwill and Other (Details) € in Thousands, $ in Thousands				1 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2019 EUR (€)	Jan. 26, 2018 USD ($)	Jan. 12, 2018 EUR (€)	Jun. 30, 2018 EUR (€) m² employee Center item l	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€) l	Dec. 31, 2016 EUR (€)	May 31, 2019 EUR (€)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($) Center	Dec. 31, 2018 EUR (€) Center	Dec. 28, 2018 USD ($)	Dec. 01, 2018 EUR (€)	Aug. 31, 2018 EUR (€)	Aug. 01, 2018 USD ($) Center	Aug. 01, 2018 EUR (€) Center	Mar. 19, 2018 EUR (€)	Jan. 26, 2018 EUR (€)	Jul. 25, 2017 EUR (€)	Jun. 01, 2017	Feb. 28, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 27, 2016 USD ($) Center	Dec. 14, 2016 USD ($)	May 11, 2016 USD ($) Center item	May 11, 2016 EUR (€) Center item	Sep. 30, 2014 EUR (€)
Biotest Us Corporation and Haema AG
Other disclosures:
Consideration for sale of subsidiary | $															$ 538,014
Plasma Donor Centers
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Payment in cash										€ 20,500
Fair value of net assets acquired										1,620
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)										18,880
Total business combination cost										20,500
Other disclosures:
Property, plant and equipment recognised as of acquisition date										€ 1,396
Interstated Blood Bank, Inc. Group
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Payment in cash											$ 100,000	€ 88,984																			$ 100,000	€ 88,215
Purchase price for the remaining stakes | $																															100,000
Fair value of the previous investment in the company											105,779	94,126
Fair value of the call option											10,000	8,898
Fair value of net assets acquired											21,744	19,345
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)											194,035	172,663
Total business combination cost											100,000	88,984
Other disclosures:
Property, plant and equipment recognised as of acquisition date											$ 26,661	€ 23,724
Agreed payment amount for call option																															$ 10,000	€ 9,007
Number of blood donation centers | Center																															9	9
Number of plasma collection centers | Center																															26	26
Number of laboratories | item																															1	1
Increase (decrease) in combined revenue had the acquisition taken place on January 1						€ 10,146
Increase (decrease) in combined profit had the acquisition taken place on January 1						(1,436)
Revenue of acquiree since acquisition date					€ 13,364
Profit of acquiree since acquisition date					€ 280
Variation between the fair value of the previous investment and the book value	€ 4,521
Interstate Blood Bank, Inc
Other disclosures:
Ownership interest acquired (as a percent)																															49.19%	49.19%
Bio Blood Components Inc.
Other disclosures:
Ownership interest acquired (as a percent)																															48.97%	48.97%
Plasma Biological Services, LLC.
Other disclosures:
Ownership interest acquired (as a percent)																															48.90%	48.90%
Biotest Acquisition
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired																		$ 133,761	€ 114,463
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																		152,693	130,663
Total business combination cost																		286,454	245,126
Other disclosures:
Property, plant and equipment recognised as of acquisition date																		$ 25,931	€ 22,190
Number of plasma collection centers | Center																		24	24
Ownership interest acquired (as a percent)																		100.00%	100.00%
Plasma collected in preceding financial year (in litres) | l								850,000
Increase (decrease) in combined revenue had the acquisition taken place on January 1							€ 90,216
Increase (decrease) in combined profit had the acquisition taken place on January 1							5,592
Revenue of acquiree since acquisition date							73,747
Profit of acquiree since acquisition date							7,473
Kedplasma Centers
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Payment in cash													$ 50,163	€ 42,780		€ 21,841	€ 20,939
Fair value of net assets acquired													5,787	5,042
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)													44,376	37,738
Total business combination cost													$ 50,163	42,780
Other disclosures:
Property, plant and equipment recognised as of acquisition date														€ 4,942
Number of plasma centers owned | Center													6	6
Haema, AG
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired																				€ 49,057
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																				171,134
Total business combination cost				€ 220,191																220,191
Other disclosures:
Property, plant and equipment recognised as of acquisition date																				€ 25,407
Ownership interest acquired (as a percent)				100.00%
Number of plasma centers owned | Center				35
Number of plasma collection centers under construction | Center				3
Area of headquarters (in square metre) | m²				24,000
Total number of employees | employee				1,100
Plasma collected in preceding financial year (in litres) | l				800,000
Number of plasma donations collected | item				1,000,000
Increase (decrease) in combined revenue had the acquisition taken place on January 1							39,517
Revenue of acquiree since acquisition date							46,758
Profit of acquiree since acquisition date							€ 53
Goetech, LLC. ("MedKeeper")
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired		$ 17,207																			€ 14,104
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)		67,492																			55,321
First repurchase of non-controlling interests		14,000																			11,475
Second repurchase of non-controlling interests (discounted amount)		18,241																			14,952
Purchase of remaining non-controlling interests		52,458																			42,998
Total business combination cost		84,699																			69,425
Other disclosures:
Property, plant and equipment recognised as of acquisition date		82																			€ 67
Share capital increase | $		$ 98,000
Ownership interest acquired (as a percent)		51.00%																			51.00%
Ownership in subsidiary (as a percent)		51.00%
Repurchase of own shares from noncontrolling shareholder in 2 business days | $		$ 14,000
Repurchase of own shares from noncontrolling shareholder in two years | $		$ 20,000
Option to purchase remaining voting rights, term (in years)		3 years
Revenue of acquiree since acquisition date						9,210
Profit of acquiree since acquisition date						€ 1,778
Aigues Minerals de Vilajuiga S. A.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost			€ 550
Other disclosures:
Ownership interest acquired (as a percent)			50.00%																				50.00%
Ownership in subsidiary (as a percent)			100.00%
Hologic acquisition
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Payment in cash																										$ 1,865,000	€ 1,734,077			$ 1,865,000
Fair value of net assets acquired																										332,923	309,551
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																										1,577,134	1,466,420
Result of the cancellation of the existing contract																										45,057	41,894
Total business combination cost																										1,910,057	1,775,971
Other disclosures:
Property, plant and equipment recognised as of acquisition date																										$ 26,424	€ 24,569
Expenses incurred for acquisition								€ 13,000	€ 5,100
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Other disclosures:
Share capital increase																																	€ 21,000
Ownership interest acquired (as a percent)																						40.00%											50.00%
Additional ownership interest acquired, consideration transferred																						€ 12,800
Ownership in subsidiary (as a percent)						90.00%
Kiro Grifols S.L (formerly Kiro Robotics S.L) | Socios Fundadores Kiro, S.L.
Other disclosures:
Ownership in subsidiary held by noncontrolling interests (as a percent)						10.00%
Kedplamsa acquisition
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Payment in cash																								$ 47,083	€ 44,238				$ 47,000
Fair value of net assets acquired																								4,403	4,137
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																								42,680	40,101
Total business combination cost																								$ 47,083	44,238
Other disclosures:
Property, plant and equipment recognised as of acquisition date																									€ 3,698
Number of Plasma Donor Centers acquired | Center																													6
Advance paid for acquisition | $																												$ 15,000